Credit Risk - Disclosure of Country Risk Exposure (Details) - Credit risk - GBP (£) £ in Billions	Dec. 31, 2024	Dec. 31, 2023
Total
Disclosure of credit risk exposure [line items]
Financial assets	£ 284.4	£ 293.6
Governments
Disclosure of credit risk exposure [line items]
Financial assets	38.1	43.1
Banks
Disclosure of credit risk exposure [line items]
Financial assets	6.0	7.1
Other
Disclosure of credit risk exposure [line items]
Financial assets	14.2	11.4
Retail
Disclosure of credit risk exposure [line items]
Financial assets	201.0	206.1
Corporate
Disclosure of credit risk exposure [line items]
Financial assets	25.1	25.9
Eurozone | Total
Disclosure of credit risk exposure [line items]
Financial assets	10.1	7.9
Eurozone | Total | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	3.3	3.2
Eurozone | Total | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Total | France
Disclosure of credit risk exposure [line items]
Financial assets	3.7	2.6
Eurozone | Total | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.5	0.5
Eurozone | Total | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.2	0.5
Eurozone | Total | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	2.4	0.6
Eurozone | Total | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.5
Eurozone | Total | Australia
Disclosure of credit risk exposure [line items]
Financial assets	0.3
Eurozone | Total | Other Countries (Exc OECD)
Disclosure of credit risk exposure [line items]
Financial assets	0.2	0.2
Eurozone | Total | Bermuda
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Eurozone | Total | China
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Eurozone | Total | Guernsey
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.2
Eurozone | Total | Singapore
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.0
Eurozone | Total | Norway
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Eurozone | Governments
Disclosure of credit risk exposure [line items]
Financial assets	0.3	0.4
Eurozone | Governments | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Governments | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Governments | France
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Eurozone | Governments | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.2	0.2
Eurozone | Governments | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Governments | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.1
Eurozone | Banks
Disclosure of credit risk exposure [line items]
Financial assets	2.0	2.6
Eurozone | Banks | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Banks | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Banks | France
Disclosure of credit risk exposure [line items]
Financial assets	1.5	1.7
Eurozone | Banks | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.3	0.3
Eurozone | Banks | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.2	0.2
Eurozone | Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Banks | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.4
Eurozone | Other
Disclosure of credit risk exposure [line items]
Financial assets	7.7	4.7
Eurozone | Other | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	3.3	3.1
Eurozone | Other | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Other | France
Disclosure of credit risk exposure [line items]
Financial assets	2.1	0.8
Eurozone | Other | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Other | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.3
Eurozone | Other | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	2.3	0.5
Eurozone | Other | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | France
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Retail | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Corporate
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.2
Eurozone | Corporate | Ireland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.1
Eurozone | Corporate | Spain
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Corporate | France
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Corporate | Belgium
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Corporate | Germany
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Eurozone | Corporate | Luxembourg
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Eurozone | Corporate | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Total | UK
Disclosure of credit risk exposure [line items]
Financial assets	266.9	277.7
Other countries | Total | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.4	0.3
Other countries | Total | US
Disclosure of credit risk exposure [line items]
Financial assets	0.9	0.7
Other countries | Total | Canada
Disclosure of credit risk exposure [line items]
Financial assets	1.5	0.9
Other countries | Total | Japan
Disclosure of credit risk exposure [line items]
Financial assets	2.9	2.9
Other countries | Total | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.4	2.1
Other countries | Total | Other
Disclosure of credit risk exposure [line items]
Financial assets	1.3	1.1
Other countries | Governments | UK
Disclosure of credit risk exposure [line items]
Financial assets	34.0	38.5
Other countries | Governments | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Governments | US
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Governments | Canada
Disclosure of credit risk exposure [line items]
Financial assets	0.6	0.1
Other countries | Governments | Japan
Disclosure of credit risk exposure [line items]
Financial assets	2.8	2.0
Other countries | Governments | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.4	2.1
Other countries | Governments | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Banks | UK
Disclosure of credit risk exposure [line items]
Financial assets	1.5	1.7
Other countries | Banks | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Banks | US
Disclosure of credit risk exposure [line items]
Financial assets	0.9	0.7
Other countries | Banks | Canada
Disclosure of credit risk exposure [line items]
Financial assets	0.9	0.8
Other countries | Banks | Japan
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.9
Other countries | Banks | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Banks | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.6	0.4
Other countries | Other | UK
Disclosure of credit risk exposure [line items]
Financial assets	6.3	6.5
Other countries | Other | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Other countries | Other | US
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Other | Canada
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Other | Japan
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Other | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Other | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.1	0.1
Other countries | Retail | UK
Disclosure of credit risk exposure [line items]
Financial assets	200.8	206.0
Other countries | Retail | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Retail | US
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Retail | Canada
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Retail | Japan
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Retail | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Retail | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.2	0.1
Other countries | Corporate | UK
Disclosure of credit risk exposure [line items]
Financial assets	24.3	25.0
Other countries | Corporate | Jersey
Disclosure of credit risk exposure [line items]
Financial assets	0.3	0.2
Other countries | Corporate | US
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Corporate | Canada
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Corporate | Japan
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Corporate | Switzerland
Disclosure of credit risk exposure [line items]
Financial assets	0.0	0.0
Other countries | Corporate | Other
Disclosure of credit risk exposure [line items]
Financial assets	0.4	0.5
All countries excluding Eurozone countries | Total
Disclosure of credit risk exposure [line items]
Financial assets	274.3	285.7
All countries excluding Eurozone countries | Governments
Disclosure of credit risk exposure [line items]
Financial assets	37.8	42.7
All countries excluding Eurozone countries | Banks
Disclosure of credit risk exposure [line items]
Financial assets	4.0	4.5
All countries excluding Eurozone countries | Other
Disclosure of credit risk exposure [line items]
Financial assets	6.5	6.7
All countries excluding Eurozone countries | Retail
Disclosure of credit risk exposure [line items]
Financial assets	201.0	206.1
All countries excluding Eurozone countries | Corporate
Disclosure of credit risk exposure [line items]
Financial assets	£ 25.0	£ 25.7